Oppenheimer
Quest Global Value Fund, Inc.

Prospectus dated March 28, 2002

Oppenheimer  Quest Global Value Fund,Inc.  is a mutual fund that seeks long-term capital  appreciation as its goal. It uses a global investment strategy primarly involving common stocks and other equity securities.

     This Prospectus contains important information about the Fund's objective, its  investment  policies,  strategies  and risks.  It also  contains  important information  about  how to buy and sell  shares  of the Fund and  other  account features.  Please read this Prospectus  carefully  before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

890

CONTENTS

                  ABOUT THE FUND

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Web Site
                  Retirement Plans

                  How to Sell Shares
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks long-term capital appreciation.

WHAT DOES THE FUND MAINLY  INVEST IN? The Fund  invests  mainly in common  stocks,  and can also buy other  equity  securities  such as preferred stocks and securities  convertible  into common stock, of issuers that the portfolio  managers believe are undervalued in the marketplace.  Under normal market conditions,  the Fund invests at least 65% of its total assets in equity securities in at least three countries,  one of which may be the U.S.  The Fund is not  required  to invest a set  percentage  of its  assets in any one  country or region.

         The  Fund  does not seek  current  income  as part of its  objective  and may hold  debt  securities  for  their  appreciation possibilities. These investments are more fully explained in "About the Fund's Investments," below.

HOW DO THE PORTFOLIO  MANAGERS  DECIDE WHAT  SECURITIES TO BUY OR SELL? In selecting  securities  for purchase or sale by the Fund, the
Fund's portfolio managers, who are employed by the Sub-Advisor,  OpCap Advisors,  use a "value" approach to investing.  They search for securities of companies  believed to be undervalued in the marketplace,  in relation to factors such as a company's  assets,  earnings, growth  potential  and cash  flows.  This  process  and the  inter-relationship  of the  factors  used  may  change  over  time and its implementation may vary in particular cases.  Currently, the selection process includes the following techniques:

     o   A "bottom up" analytical  approach,  focusing on the performance of individual stocks before  considering  overall economic or industry trends, evaluating each issuer's characteristics, financial results and management.
     o   A search for  securities of  established  companies  believed to be  undervalued  and having a high return on capital,  strong management committed to shareholder value, and strong competitive positions within their industries.
     o   Ongoing  monitoring  of issuers for  fundamental  changes in the  company  that might alter the  portfolio  managers'  initial expectations about the security and might result in a decision to sell the security.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors  seeking  capital  appreciation  over the long term.  Those  investors should be willing to assume the risk of short-term  share price  fluctuations  that are typical for a fund  emphasizing  investments in equity securities.  Since the Fund's income level will fluctuate,  it is not designed for investors needing current income.  Because of its focus on  long-term  growth,  the Fund may be  appropriate  for a  portion  of an  investor's  retirement  plan.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All  investments  have risks to some  degree.  The Fund's  investments  are  subject to changes in their value from a number of factors described  below.  There is also the risk that poor security  selection by the Sub-Advisor  will cause the Fund to  underperform  other funds having a similar  objective.  As an example,  the portfolio  managers'  "value"  approach to investing could result in fewer Fund investments in stocks that become highly valued by the  marketplace  during times of rapid market  advances.  This could cause the Fund to underperform other funds that seek capital appreciation but that employ a growth or non-value approach to investing.

RISKS OF INVESTING IN STOCKS.  Stocks  fluctuate in price,  and their  short-term  volatility  at times may be great.  Because the Fund currently emphasizes  investments in stocks and other equity securities,  the value of the Fund's portfolio will be affected by changes in the stock markets in which it invests.  Market risk will affect the Fund's net asset values per share,  which will  fluctuate as the values of the Fund's  portfolio  securities  change.  A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction  uniformly or at the same time.  Different stock markets may behave differently from each  other.  In  particular,  because the Fund can buy both  foreign  stocks and stocks of U.S.  issuers,  it will be affected by changes in domestic and foreign stock markets.

         Other factors can affect a particular  stock's price,  such as poor earnings  reports by the issuer,  loss of major customers, major litigation against the issuer, or changes in government  regulations  affecting the issuer. The Fund invests mainly in securities of large  capitalization  companies but it can also invest in stocks of small and medium-size  companies,  which may have more volatile prices than stocks of larger companies.

RISKS OF VALUE INVESTING.  In using a value investing  style,  there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way the Sub-Advisor anticipates.

RISKS OF FOREIGN  INVESTING.  The Fund can buy securities of companies in developed and emerging  markets.  The Fund can invest as much as 100% of its assets in foreign securities, although normally it expects to invest in domestic securities as well.

         While foreign  securities  offer special  investment  opportunities,  there are also special  risks.  The change in value of a foreign  currency against the U.S. dollar will result in a change in the U.S. dollar value of foreign  securities.  Foreign issuers are not subject to the same accounting and disclosure  requirements  that U.S.  companies are subject to. The value of foreign  investments may be affected by exchange control  regulations,  expropriation or  nationalization  of a company's assets,  foreign taxes,  delays in settlement  of  transactions,  changes in  governmental  economic or  monetary  policy in the U.S. or abroad,  or other  political  and economic factors.

HOW RISKY IS THE FUND OVERALL?  The risks  described  above  collectively  form the overall risk profile of the Fund and can affect the value of the Fund's  investments,  its  investment  performance  and the price of its shares.  Particular  investments  and  investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

In the short term, the stock markets can be volatile,  particularly  in emerging  markets,  and the prices of the Fund's shares will go up and down.  The Fund's  investments  in foreign  securities  subject it to risks that funds that focus on domestic  securities do not have. In the  OppenheimerFunds  spectrum,  the Fund may be less volatile than funds that emphasize  investments in emerging  markets or small-cap stocks but has greater risks than funds that invest in both stocks and investment grade bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal  Deposit  Insurance  Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of  investing  in the Fund,  by showing  changes in the Fund's  performance
(for its Class A shares),  both  before  and after  taxes,  from year to year for the last 10  calendar  years and by  showing  how the average  annual total returns of the Fund's  shares  compare to those of a broad-based  market index.  The after-tax  returns shown for
Class A shares are calculated using the historical  highest  individual  federal marginal income tax rates in effect during the periods shown,  and do not  reflect  the  impact of state or local  taxes.  The  after-tax  returns  are shown for Class A shares  only and the after-tax  returns for the other  classes of shares  will vary.  The  after-tax  returns are  calculated  based on certain  assumptions mandated by regulation and your actual after-tax returns may differ from those shown,  depending on your individual tax situation.  The after-tax  returns set forth below are not relevant to investors who hold their fund shares through  tax-deferred  arrangements such as
401(k)  plans or IRAs or to  institutional  investors  not subject to tax.  The Fund's past  investment  performance,  before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for date in bar chart showing annual total returns]

Sales  charges and taxes are not included in the  calculations  of return in this bar chart,  and if those charges were  included,  the returns would be less than those shown.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 14.79%
(4 Q' 98) and the lowest return (not annualized) for a calendar quarter was -14.36% (3 Q'98).

---------------------------------------- --------------------- ----------------------- -----------------------
Average  Annual  Total  Returns for the   1 Year (or life of    5 Years (or life of     10 Years (or life of
periods ended December 31, 2001             class if less)         class if less)         class, if less)
---------------------------------------- --------------------- ----------------------- -----------------------
---------------------------------------- --------------------- ----------------------- -----------------------
Class A Shares (inception: 7/2/90)                                     5.90%                   9.46%
   Retrun Before Taxes                         -19.00%                 3.83%                   7.31%
   Return After Taxes on                       -19.00%
Distributions       Return After Taxes            -11.57%              4.46%                   7.22%
on Distributions       and Sales of
Fund Shares
---------------------------------------- --------------------- ----------------------- -----------------------
---------------------------------------- --------------------- ----------------------- -----------------------
Morgan  Stanley  Capital  International
World  Index1  (reflects  no  deduction        -16.52%                 5.74%                   8.52%
for fees, expenses or taxes)
---------------------------------------- --------------------- ----------------------- -----------------------
---------------------------------------- --------------------- ----------------------- -----------------------
Class B Shares (inception: 9/1/93)             -18.89%                 6.30%                   9.07%
---------------------------------------- --------------------- ----------------------- -----------------------
---------------------------------------- --------------------- ----------------------- -----------------------
Class C Shares (inception 9/1/93)              -15.46%                 6.59%                   8.87%
---------------------------------------- --------------------- ----------------------- -----------------------
---------------------------------------- --------------------- ----------------------- -----------------------
Class N Shares (inception 3/1/01)              -11.03%2                 N/A                     N/A
---------------------------------------- --------------------- ----------------------- -----------------------
1.       From 12/31/91.
2.       Total return for Class N shares are cumulative and are not annualized.
The Fund's average annual total returns in the table include the applicable  sales charge:  Class A, the current  maximum initial sales charge of 5.75%;  for Class B, the contingent  deferred sales charges of 5% (1-year) and 2% (5 years);  and for Class C and Class N the
1% contingent  deferred  sales charge for the 1-year  period for Class C shares and  life-of-class  period for Class N shares.  Because
Class B shares  convert  to Class A shares  72  months  after  purchase,  Class B  "life-of-class"  performance  does not  include  any contingent deferred sales charge and uses Class A performance for the period after conversion.
The Fund's returns  measure the  performance of a  hypothetical  account and assume that all dividends and capital gains  distributions have been  reinvested in additional  shares.  The  performance of the Fund's Class A shares is compared to the Morgan  Stanley  Capital
International  World Index, an unmanaged index of issuers listed on the stock exchanges of 22 foreign  countries and the United States, which is widely recognized as a measure of global stock market  performance.  The index performance does not reflect  transaction costs and the Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses  directly  for  management  of its  assets,  administration,  distribution  of its shares and other services.  Those expenses are subtracted  from the Fund's assets to calculate the Fund's net asset values per share.  All  shareholders therefore pay those expenses  indirectly.  Shareholders  pay other  expenses  directly,  such as sales charges and account  transaction charges.  The  following  tables are meant to help you  understand  the fees and expenses you may pay if you buy and hold shares of the
Fund. The numbers below are based on the Fund's expenses during its fiscal year ended November 30, 2001.

  Shareholder Fees (charges paid directly from your investment):

------------------------------ ----------------------- ------------------------ ------------------------ ------------------------
                                   Class A Shares          Class B Shares           Class C Shares             Class N Shares
------------------------------ ----------------------- ------------------------ ------------------------ ------------------------
------------------------------ ----------------------- ------------------------ ------------------------ ------------------------
Maximum Sales Charge (Load)
on purchases                           5.75%                    None                     None                     None
(as % of offering price)
------------------------------ ----------------------- ------------------------ ------------------------ ------------------------
------------------------------ ----------------------- ------------------------ ------------------------ ------------------------
Maximum Deferred Sales
Charge (Load) (as % of the
lower of the original                  None1                     5%2                      1%3                      1%4
offering price or redemption
proceeds)
------------------------------ ----------------------- ------------------------ ------------------------ ------------------------
1.       A contingent  deferred  sales charge may apply to  redemptions  of  investments  of $1 million or more  ($500,000  for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.       Applies to redemptions in first year after  purchase.  The contingent  deferred sales charge  declines to 1% in the sixth year and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.
4.       Applies to shares redeemed within eighteen (18) months of retirement plan's first purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

----------------------------- --------------------- ------------------------ ----------------------- ------------------------
                                 Class A Shares         Class B Shares           Class C Shares         Class N Shares
----------------------------- --------------------- ------------------------ ----------------------- ------------------------
----------------------------- --------------------- ------------------------ ----------------------- ------------------------
Management Fees                      0.75%                   0.75%                   0.75%                    0.75%
----------------------------- --------------------- ------------------------ ----------------------- ------------------------
----------------------------- --------------------- ------------------------ ----------------------- ------------------------
Distribution and/or Service
(12b-1) Fees                         0.40%                   1.00%                   1.00%                    0.50%
----------------------------- --------------------- ------------------------ ----------------------- ------------------------
----------------------------- --------------------- ------------------------ ----------------------- ------------------------
Other Expenses                       0.56%                   0.56%                   0.56%                    0.56%
----------------------------- --------------------- ------------------------ ----------------------- ------------------------
----------------------------- --------------------- ------------------------ ----------------------- ------------------------
Total Annual Operating
Expenses                             1.71%                   2.31%                   2.31%                    1.81%
----------------------------- --------------------- ------------------------ ----------------------- ------------------------
Effective January 1, 2002 the asset-based sales charge rate for Class A shares has been voluntarily reduced to 0.10% (as to Class A shares purchased on and after September 1, 1993) resulting in a 12b-1 fee of 0.35%, and remains at 0.15% (as to Class A shares purchased prior to September 1, 1993), in each case on average annual net assets representing Class A shares of the Fund.  The rates formerly in effect as to Class A shares purchased prior to September 1, 1993 as of January 1, 2000 and 2001 were 0.20% and 0.15%
respectively. The Board can set the rate up to 0.25% of average annual net assets under the Distribution and Service Plan for Class A
shares.   Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays.

EXAMPLES.  The  following  examples  are  intended to help you compare the cost of  investing in the Fund with the cost of investing in other mutual funds.  The examples  assume that you invest  $10,000 in a class of shares of the Fund for the time periods  indicated and reinvest your dividends and distributions.

         The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes that you keep your  shares.  Both  examples  also assume  that your  investment  has a 5% return  each year and that the  class's  operating expenses remain the same.  Your actual costs may be higher or lower because  expenses will vary over time.  Based on these  assumptions your expenses would be as follows:

------------------------------------ --------------------- -------------------- ------------------ -------------------
If shares are redeemed:                     1 Year               3 Years             5 Years           10 Years1
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class A Shares                               $739                $1,083              $1,450              $2,478
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class B Shares                               $734                $1,021              $1,435              $2,359
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class C Shares                               $334                 $ 721              $1,235              $2,646
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class N Shares                               $284                 $ 569               $ 980              $2,127
------------------------------------ --------------------- -------------------- ------------------ -------------------

------------------------------------ --------------------- -------------------- ------------------ -------------------
If shares are not redeemed:                 1 Year               3 Years             5 Years           10 Years1
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class A Shares                              $ 739                $1,083              $1,450              $2,478
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class B Shares                              $ 234                 $ 721              $1,235              $2,359
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class C Shares                              $ 234                 $ 721              $1,235              $2,646
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class N Shares                              $ 184                 $ 569               $ 980              $2,127
------------------------------------ --------------------- -------------------- ------------------ -------------------
In the first example,  expenses  include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred  sales  charges.  In the second  example,  the Class A expenses  include  the sales  charge,  but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
1.       Class B expenses for years 7 through 10 are based on Class A expenses,  since Class B shares automatically  convert to Class A
     72 months after purchase.

About the Fund's Investments

THE FUND'S  PRINCIPAL  INVESTMENT  POLICIES.  The allocation of the Fund's  portfolio among different  investments  will vary over time based upon the  evaluation of individual  issuers and economic and market trends by the  Sub-Advisor.  The Fund's  portfolio  might not always  include all of the different  types of  investments  described  below.  The Statement of Additional  Information  contains more detailed information about the Fund's investment policies and risks.

         The Manager has engaged the  Sub-Advisor,  OpCap  Advisors,  to select  securities for the Fund's  portfolio.  The Sub-Advisor tries to reduce risks by carefully  researching  securities before they are purchased and by diversifying the Fund's investments.  That means the Fund does not hold a  substantial  percentage  of the stock of any one company and does not invest too great a percentage  of its assets in any one company.  Also, the Fund does not concentrate 25% or more of its investments in any one industry.

         However,  changes in the overall  market prices of securities  and the income they pay can occur at any time.  The share price of the Fund will  change  daily  based on changes in market  prices of  securities  and market  conditions,  and in  response  to other economic events.

Stock and Other  Equity  Investments.  The Fund  invests  primarily  in a  diversified  portfolio  of common  stocks  and other  equity securities of U.S. and foreign issuers.  There is no requirement  that the Fund invest in securities of issuers of a particular  market capitalization range.

         At times, the Fund may increase the relative  emphasis of its holdings of the securities of issuers in a particular  industry, or of a particular  capitalization or a range of  capitalizations,  depending on the  Sub-Advisor's  judgment about market and economic conditions.  While some convertible  securities are debt securities,  the Sub-Advisor considers some of them to be "equity equivalents"
because of the conversion  feature.  Therefore,  their rating has less impact on the investment decision than in the case of other debt securities.  The ratings  criteria the Fund applies to its investments in debt securities,  described  below,  apply to the convertible securities it buys.

CAN THE FUND'S  INVESTMENT  OBJECTIVE  AND  POLICIES  CHANGE?  The Fund's  Board of  Directors  can change  non-fundamental  investment policies without shareholder  approval,  although  significant changes will be described in amendments to this Prospectus.  Fundamental policies  cannot be changed  without  the  approval  of a majority  of the Fund's  outstanding  voting  shares.  The Fund's  investment objective is a  fundamental  policy.  Other  investment  restrictions  that are  fundamental  policies  are listed in the  Statement of
Additional  Information.  An investment  policy is not fundamental  unless this  Prospectus or the Statement of Additional  Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek its  investment  objective,  the Fund can also use the  investment  techniques  and  strategies described  below.  These techniques have certain risks,  although some are designed to help reduce overall  investment or market risks.
The Sub-Advisor might not always use all of the different types of techniques and investments described below.

Industry  Focus.  At times  the Fund may  increase  the  relative  emphasis  of its  investments  in stocks  of  companies  in a single industry.  Stocks of issuers in a  particular  industry  may be affected by changes in  economic  conditions  or by changes in government  regulations,  availability  of basic  resources or supplies,  or other events that affect that  industry more than others.  To the extent that the Fund is emphasizing  investments in a particular  industry,  its share values may fluctuate in response to events affecting that industry.

Debt Securities.  The debt securities the Fund buys may be rated by nationally  recognized rating  organizations or they may be unrated securities  assigned an equivalent  rating by the Sub-Advisor.  The Fund's  investments may be rated investment grade or below investment grade in credit quality.  "Investment  grade" securities are rated "Baa " or higher by Moody's Investors Service or
         "BBB" by Standard & Poor's Rating Service,  or which have comparable ratings by other ratings  organizations.  The Sub-Advisor may assign a rating to unrated securities, in categories comparable to those of a rating organization.

U.S.  Government  Securities.  The Fund can invest in U.S.  Government  securities  that are U.S.  Treasury  securities  and securities issued or guaranteed by U.S. Government agencies or  federally-chartered  corporate entities referred to as  instrumentalities of the U.S.  Government,  such as collateralized  mortgage  obligations  (CMOs) and other  mortgage-related  securities.  U.S.
         Treasury  securities  are backed by the full faith and credit of the U.S.  Government  and are subject to little  credit risk.
         Government agency securities have relatively little credit risk.

Money Market  Instruments.  For liquidity and defensive  purposes,  the Fund can also invest in "money market  instruments."  These are
         U.S.  Government  securities and high-quality  corporate debt securities having a remaining maturity of one year or less. They also include  commercial paper, other short-term  corporate debt obligations,  certificates of deposit,  bankers'  acceptances and repurchase agreements.

Investing  in Small,  Unseasoned  Companies.  The Fund can  invest up to 5% of its total  assets  in  securities  of small,  unseasoned companies.  These are companies that have been in continuous  operation for less than three years,  counting the operations of any  predecessors.  These  securities may have limited  liquidity,  so that the Fund could have difficulty  selling them at an acceptable price when it wants to. The prices of these securities may be very volatile.

Investing in Other Investment  Companies.  The Fund can invest up to 10% of its total assets in shares of other  investment  companies.
         It can invest up to 5% of its total  assets in any one  investment  company  (but  cannot own more than 3% of the  outstanding voting stock of that company).  These limits do not apply to shares  acquired in a merger,  consolidation,  reorganization  or acquisition  of another  investment  company.  Because the Fund would be subject to its ratable share of the other  investment company's  expenses,  the Fund will not make these investments unless the Sub-Advisor  believes that the potential  investment benefits justify the added costs and expenses.

Illiquid  and  Restricted  Securities.  Investments  may be  illiquid  because  they do not have an active  trading  market,  making it difficult to value them or sell them quickly at an acceptable  price. A restricted  security has a contractual  restriction on its resale or cannot be sold publicly  until it is registered  under the  Securities  Act of 1933. The Fund cannot invest more than 15% of its net assets in illiquid or restricted  securities.  Certain restricted  securities that are eligible for resale to qualified  institutional  purchasers  may not be subject to that limit.  The Manager and  Sub-Advisor  monitor  holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Portfolio  Turnover.  A change  in the  securities  held by the Fund is known as  "portfolio  turnover".  The Fund  does not  expect to engage frequently in short-term trading to try to achieve its objective.  Portfolio turnover affects brokerage costs the Fund pays.
    If the Fund realizes capital gains when it sells its portfolio investments,  it must generally pay those gains out to shareholders, increasing their taxable  distributions.  The Financial  Highlights  table shows the Fund's  portfolio  turnover rates during prior fiscal years.

Loans of Portfolio  Securities.  The Fund can lend its  portfolio  securities to certain  types of brokers,  dealers and  institutional borrowers  under lending  guidelines  approved by the Fund's Board of Directors.  Loans must be fully  collateralized  and are subject to  regulatory  limitations.  The value of  securities  loaned must not exceed one third of the Fund's  total  assets.
         There are risks in lending  securities,  such as delays in receiving  additional  collateral to secure a loan or in recovering the loaned securities.

Hedging.  The Fund can buy and  sell  certain  kinds  of  futures  contracts  and put and call  options,  and can  enter  into  forward contracts.  These are all referred to as "hedging  instruments."  The Fund is not required to use hedging  instruments to seek its goal.  While it does use forward  contracts to attempt to hedge foreign  currency  risks,  it does not make extensive use of other hedging instruments. It does not use hedging instruments for speculative purposes, and has limits on its use of them.

     Some of these strategies would hedge the Fund's portfolio against price  fluctuations.  Other hedging  strategies,  such as buying futures and call options,  would tend to increase the Fund's exposure to the securities market.  Forward contracts are used to try to manage foreign  currency  risks on the Fund's foreign  investments.  Foreign  currency  options could be used to try to protect against declines in the dollar value of foreign  securities the Fund owns, or to protect against an increase in the dollar cost of buying  foreign  securities.  Option trading  involves the payment of premiums and has special tax effects on the Fund.  There are special risks in particular hedging strategies.

     Hedging involves risks. If the Sub-Advisor used a hedging  instrument at the wrong time or judged market  conditions  incorrectly, the hedge might be  unsuccessful  and the strategy could reduce the Fund's return.  The Fund could also  experience  losses if the prices of its  futures  and  options  positions  were not  correlated  with its other  investments  or if it could not close out a position because of an illiquid market.

Temporary  Defensive  Investments.  In times of adverse or unstable  market or economic  conditions,  the Fund can invest up to 100% of its assets in temporary defensive  investments.  Generally they would be short-term U.S.  Government  securities and the types of money market  instruments  described above. To the extent the Fund invests  defensively in these  securities,  it might not achieve its investment objective of capital appreciation.

How the Fund Is Managed

THE MANAGER.  The Manager  chooses the Fund's  investments  and handles its  day-to-day  business.  The Manager  carries out its duties subject to the  policies  established  by the Fund's  Board of  Directors,  under an  investment  advisory  agreement  that  states the
Manager's  responsibilities.  The  agreement  sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. The Manager became the Fund's investment advisor on November 22, 1995.

         The Manager has been an investment  advisor since January 1960. The Manager  (including  subsidiaries)  managed more than $120 billion of assets as of December  31,  2001  including  other  Oppenheimer  funds with more than 5 million  shareholder  accounts.  The
Manager is located at 498 Seventh Avenue, New York, New York 10018.

The  Manager's  Fees.  Under the  investment  advisory  agreement,  the Fund pays the  Manager an  advisory  fee at an annual rate that declines as the Fund's  assets grow:  0.75% of the first $400 million of average  annual net assets of the Fund,  0.70% of the next $400 million,  and 0.65% of average annual net assets in excess of $800 million.  The Fund's  management fee for its last fiscal year ended November 30, 2001 was 0.75% of average annual net assets for each class of shares.

         Under a separate administration  agreement,  the Manager provides administrative services to the Fund and handles its business affairs at a fee of 0.25% of the Fund's average daily net assets.

The Sub-Advisor.  On November 22, 1995, the Manager retained the Sub-Advisor to provide day-to-day  portfolio  management for the Fund.
         Prior to that date,  and from the  inception  of the Fund,  the  Sub-Advisor  (or its parent)  had been the Fund's  investment advisor.  The  Sub-Advisor  has operated as an  investment  advisor to  investment  companies  and other  investors  since its organization  in 1987. As of December 31, 2001, the  Sub-Advisor or its parent  Oppenheimer  Capital  advised  accounts having assets in excess of $36 billion.  The  Sub-Advisor is located at 1345 Avenue of the Americas,  49th Floor,  New York, New York
         10105-4800.

         The Manager,  not the Fund, pays the Sub-Advisor an annual fee under the  Sub-Advisory  Agreement  between the Manager and the
         Sub-Advisor.  The fee is  calculated  as a percentage  of the fees the Fund pays the Manager.  The rate is 40% of the advisory and administrative fees collected by the Manager based on the net assets of the Fund as of November 22, 1995, and 30% of the fees collected by the Manager on assets in excess of that amount.

         The  Sub-Advisor is  wholly-owned  by  Oppenheimer  Capital LLC, which is  wholly-owned  by Allianz  Dresdner Asset Manager of
         America L.P. The general partner of Allianz  Dresdner Asset Manager of America L.P. is  Allianz-PacLife  Partners LLP. Allianz
         AG has majority  ownership  of, and  controls,  Allianz  Dresdner  Asset  Management  of America  L.P.  and its  subsidiaries, including Oppenheimer Capital and the Sub-Advisor.

Portfolio  Managers.  The portfolio managers of the Fund,  Richard J. Glasebrook,  II and Elisa Mazen, are employed by the Sub-Advisor.
         Mr.  Glasebrook is responsible  for the day-to-day  management of the Fund's  domestic  portfolio and Ms. Mazen is responsible for its foreign  portfolio.  Mr.  Glasebrook is a Managing  Director of Oppenheimer  Capital,  the immediate parent company of the  Sub-Advisor,  and has been a  portfolio  manager  for the Fund since  1991.  Ms.  Mazen,  is also a Managing  Director of
         Oppenheimer Capital, and has been a portfolio manager at Oppenheimer Capital since 1994.

ABOUT YOUR ACCOUNT

How to Buy Shares

HOW DO YOU BUY SHARES?  You can buy shares several ways, as described  below.  The Fund's  Distributor,  OppenheimerFunds  Distributor,
Inc., may appoint certain servicing agents to accept purchase (and redemption)  orders.  The Distributor,  in its sole discretion,  may reject any purchase order for the Fund's shares.

Buying  Shares  Through  Your  Dealer.  You can buy shares  through any  dealer,  broker,  or  financial  institution  that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.

Buying Shares Through the  Distributor.  Complete an  OppenheimerFunds  New Account  Application  and return it with a check payable to
         "OppenheimerFunds  Distributor,  Inc." Mail it to P.O. Box 5270,  Denver,  Colorado  80217.  If you don't list a dealer on the application,  the  Distributor  will act as your agent in buying the shares.  However,  we  recommend  that you  discuss  your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

     o   Paying by Federal Funds Wire.  Shares  purchased  through the  Distributor  may be paid for by Federal Funds wire. The minimum investment  is  $2,500.  Before  sending a wire,  call the  Distributor's  Wire  Department  at  1.800.525.7048  to notify the
         Distributor of the wire, and to receive further instructions.

     o   Buying Shares Through  OppenheimerFunds  AccountLink.  With  AccountLink,  shares are purchased for your account by electronic fund transfer from your bank account  through the Automated  Clearing House (ACH) system.  You can provide those  instructions automatically,  under an Asset Builder Plan, described below, or by telephone instructions using  OppenheimerFunds  PhoneLink, also described below. Please refer to "AccountLink," below for more details.

     o   Buying Shares  Through Asset  Builder  Plans.  You may purchase  shares of the Fund (and up to four other  Oppenheimer  funds)
         automatically  each  month  from your  account  at a bank or other  financial  institution  under an Asset  Builder  Plan with
         AccountLink.  Details are in the Asset Builder Application and the Statement of Additional Information.

HOW MUCH MUST YOU INVEST?  You can buy Fund shares with a minimum initial  investment of $1,000.  You can make  additional  investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

     o   With Asset Builder Plans,  403(b) plans,  Automatic  Exchange  Plans and military  allotment  plans,  you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least $25 through AccountLink.

     o   Under retirement plans, such as IRAs,  pension and  profit-sharing  plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started under an Asset Builder Plan, the $25 minimum  applies.  Additional  purchases may be as little as $25.

     o   The minimum  investment  requirement does not apply to reinvesting  dividends from the Fund or other Oppenheimer funds (a list of them appears in the  Statement  of  Additional  Information,  or you can ask your dealer or call the  Transfer  Agent),  or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES  SOLD?  Shares  are sold at their  offering  price,  which is the net asset  value per share plus any  initial sales charge that  applies.  The  offering  price that applies to a purchase  order is based on the next  calculation  of the net asset value per share  that is made after the  Distributor  receives  the  purchase  order at its  offices  in  Colorado,  or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net asset value.  The Fund  calculates the net asset value of each class of shares as of the close of The New York Stock  Exchange,  on each day the  Exchange  is open for trading  (referred  to in this  Prospectus  as a "regular  business  day").  The  Exchange normally  closes at 4:00 P.M., New York time,  but may close earlier on some days.  All references to time in this  Prospectus mean "New York time".

         The net asset value per share is  determined  by dividing  the value of the Fund's net assets  attributable  to a class by the number of shares of that  class that are  outstanding.  To  determine  net asset  value,  the Fund's  Board of  Directors  has established  procedures  to value the Fund's  securities,  in general  based on market  value.  The Board has adopted  special procedures  for valuing  illiquid  and  restricted  securities  and  obligations  for which  market  values  cannot be readily obtained.  Because some foreign  securities may trade in markets and on exchanges that operate on U.S.  holidays and weekends, the values of some of the Fund's foreign  investments  may change  significantly  on days when investors  cannot buy or redeem shares.

         If, after the close of the  principal  market on which a security  held by the fund is traded,  and before the time the Fund's securities  are priced that day, an event  occurs that the  Manager  deems  likely to cause a material  change in the value of such security,  the Fund's Board of Directors has authorized the Manager,  subject to the Board's review,  to ascertain a fair value for such security.

The offering  price.  To receive the offering price for a particular  day, in most cases the  Distributor or its designated  agent must receive  your order by the time of day The New York Stock  Exchange  closes  that day. If your order is received on a day when the Exchange is closed or after it has closed,  the order will receive the next offering  price that is determined  after your order is received.

Buying  through a dealer.  If you buy shares  through a dealer,  your dealer must  receive the order by the close of The New York Stock
         Exchange and transmit it to the  Distributor so that it is received  before the  Distributor's  close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering  price.  Otherwise,  the order will receive the next offering price that is determined.

---------------------------------------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors four (4) different  classes of shares.  The different  classes of shares  represent  investments in the same portfolio of securities,  but the classes are subject to different  expenses and will likely have  different  share  prices.  When you buy  shares,  be sure to  specify  the class of shares.  If you do not  choose a class,  your investment will be made in Class A shares.
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares,  you pay an initial sales charge (on  investments up to $1 million for regular  accounts or
         $500,000  for certain  retirement  plans).  The amount of that  initial  sales  charge will vary  depending  on the amount you invest.  The sales  charge rates are listed in "How Can You Buy Class A Shares?"  below.  There is also an  asset-based  sales charge on Class A shares.
---------------------------------------------------------------------------------------------------------------------------------------
Class B Shares.  If you buy Class B shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based sales charge.  If you sell your shares  within six years of buying them,  you will  normally pay a contingent  deferred  sales charge.  That  contingent  deferred  sales charge varies  depending on how long you own your shares,  as described in "How Can
         You Buy Class B Shares?" below.
---------------------------------------------------------------------------------------------------------------------------------------
Class C Shares.  If you buy Class C shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based sales charge.  If you sell your shares  within 12 months of buying them,  you will  normally pay a contingent  deferred  sales charge of 1%, as described in "How Can You Buy Class C Shares?" below.
---------------------------------------------------------------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares  (available only through certain  retirement  plans),  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge.  If you sell your shares within 18 months of the  retirement plan's first  purchase of Class N shares,  you may pay a contingent  deferred  sales charge of 1.0%,  as described in "How Can
         You Buy Class N Shares?" below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate  investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial  advisor.  Some factors  to  consider  are how much you plan to invest  and how long you plan to hold your  investment.  If your  goals and  objectives change over time and you plan to  purchase  additional  shares,  you should  re-evaluate  those  factors to see if you should  consider another class of shares.  The Fund's  operating  costs that apply to a class of shares and the effect of the  different  types of sales charges on your investment will vary your investment results over time.

         The  discussion  below is not  intended  to be  investment  advice or a  recommendation,  because  each  investor's  financial considerations  are  different.  Of course,  these  examples are based on  approximations  of the effect of current  sales  charges and expenses  projected  over time,  and do not detail all of the  considerations  in selecting a class of shares.  You should analyze your options carefully with your financial  advisor before making that choice.  The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes.

How Long Do You Expect to Hold Your  Investment?  While future  financial  needs cannot be predicted with  certainty,  knowing how long you expect to hold your  investment  will assist you in selecting the  appropriate  class of shares.  Because of the effect of class-based  expenses,  your choice will also depend on how much you plan to invest.  For example,  the reduced  sales charges available for larger  purchases of Class A shares may, over time,  offset the effect of paying an initial sales charge on your investment,  compared  to the effect  over time of higher  class-based  expenses on shares of Class B, Class C or Class N. For retirement  plans that qualify to purchase  Class N shares,  Class N shares will generally be more  advantageous  than Class B and Class C shares.

     o   Investing  for the Shorter Term.  While the Fund is meant to be a long-term  investment,  if you have a relatively  short-term investment  horizon  (that is,  you plan to hold your  shares  for not more than six  years),  you  should  probably  consider purchasing  Class A or Class C shares  rather  than Class B shares.  That is  because of the effect of the Class B  contingent deferred  sales charge if you redeem within six years,  as well as the effect of the Class B  asset-based  sales charge on the investment  return  for  that  class in the  short  term.  Class C shares  might be the  appropriate  choice  (especially  for investments of less than $100,000),  because there is no initial sales charge on Class C shares,  and the contingent  deferred sales charge does not apply to amounts you sell after holding them one year.

         However,  if you plan to invest more than $100,000 for the shorter term, then as your investment  horizon increases toward six years,  Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based sales charge on
         Class C shares  will have a greater  impact on your  account  over the longer  term than the reduced  front-end  sales  charge available for larger purchases of Class A shares.

         And for  non-retirement  plan  investors  who  invest  $1  million  or more,  in most  cases  Class A shares  will be the most advantageous  choice, no matter how long you intend to hold your shares.  For that reason,  the Distributor  normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

     o   Investing for the Longer Term. If you are investing  less than $100,000 for the longer term, for example for  retirement,  and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You?  Some  account  features  may not be available to Class B, Class C or
         Class N shareholders.  Other features (such as Automatic  Withdrawal Plans) may not be advisable (because of the effect of the contingent  deferred sales charge) for Class B, Class C or Class N shareholders.  Therefore,  you should  carefully review how you plan to use your investment account before deciding which class of shares to buy.

         Additionally,  the dividends payable to Class B, Class C and Class N shareholders  will be reduced by the additional  expenses borne by those  classes  that are not borne by Class A shares,  such as the higher  Class B,  Class C and Class N  asset-based sales charge described below and in the Statement of Additional  Information.  Share  certificates are not available for Class
         B, Class C and Class N shares,  and if you are  considering  using your shares as collateral for a loan,  that may be a factor to consider. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial  advisor may receive  different  compensation for selling one class of shares than for selling  another  class.  It is  important to remember  that Class B, Class C and Class N contingent  deferred sales charges and  asset-based  sales charges have the same purpose as the front-end  sales charge on sales of Class A shares:
         to  compensate  the  Distributor  for  commissions  and  expenses it pays to dealers and  financial  institutions  for selling shares.  The  Distributor  may pay  additional  compensation  from  its own  resources  to  securities  dealers  or  financial institutions  based upon the value of shares of the Fund owned by the dealer or financial  institution  for its own account or for its customers.

SPECIAL SALES CHARGE  ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement of Additional  Information  details the conditions for the waiver of sales charges that apply in certain  cases,  and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified  retirement plan  arrangements or in other special types of transactions.  To receive a waiver or special sales charge rate, you must advise the  Distributor  when  purchasing  shares or the Transfer Agent when redeeming  shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their  offering  price,  which is normally  net asset value plus an initial sales charge.  However,  in some cases,  described below,  purchases are not subject to an initial sales charge, and the offering price will be the net asset value.  In other cases,  reduced  sales  charges may be  available,  as  described  below or in the  Statement of
Additional Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales  charge  varies  depending  on the amount of your  purchase.  A portion of the sales  charge may be  retained by the
Distributor  or  allocated  to your dealer as  commission.  The  Distributor  reserves  the right to reallow the entire  commission  to dealers. The current sales charge rates and commissions paid to dealers and brokers are as follows:

---------------------------------------------- --------------------- ----------------------- ------------------------
                                                 Front-End Sales        Front-End Sales
                                                   Charge As a            Charge As a             Commission As
                                                  Percentage of        Percentage of Net     Percentage of Offering
Amount of Purchase                                Offering Price        Amount Invested               Price
---------------------------------------------- --------------------- ----------------------- ------------------------
---------------------------------------------- --------------------- ----------------------- ------------------------
Less than $25,000                                     5.75%                  6.10%                    4.75%
---------------------------------------------- --------------------- ----------------------- ------------------------
---------------------------------------------- --------------------- ----------------------- ------------------------
$25,000 or more but less than $50,000                 5.50%                  5.82%                    4.75%
---------------------------------------------- --------------------- ----------------------- ------------------------
---------------------------------------------- --------------------- ----------------------- ------------------------
$50,000 or more but less than $100,000                4.75%                  4.99%                    4.00%
---------------------------------------------- --------------------- ----------------------- ------------------------
---------------------------------------------- --------------------- ----------------------- ------------------------
$100,000 or more but less than $250,000               3.75%                  3.90%                    3.00%
---------------------------------------------- --------------------- ----------------------- ------------------------
---------------------------------------------- --------------------- ----------------------- ------------------------
$250,000 or more but less than $500,000               2.50%                  2.56%                    2.00%
---------------------------------------------- --------------------- ----------------------- ------------------------
---------------------------------------------- --------------------- ----------------------- ------------------------
$500,000 or more but less than $1 million             2.00%                  2.04%                    1.60%
---------------------------------------------- --------------------- ----------------------- ------------------------

Can You Reduce  Class A Sales  Charges?  You may be  eligible  to buy Class A shares at reduced  sales  charge  rates  under the Fund's
"Right of  Accumulation"  or a Letter of Intent,  as described in "Reduced Sales  Charges" in the Statement of Additional  Information.
The Class A initial and  contingent  deferred sales charges are not imposed in the  circumstances  described in "Reduced Sales Charges"
in Appendix C to the Statement of Additional Information.

Class A Contingent Deferred Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the
         Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001 ("grandfathered retirement accounts").  Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge, except as provided below.  The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 1.0% of the first
         $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.  In either case, the concession will not be paid on purchases of shares by exchange or that were not previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18 month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.  That sales charge will be equal to 1.0% of the lesser of:
o        the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

         The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases  by  Certain  Retirement  Plans.  There is no  initial  sales  charge  on  purchases  of  Class A  shares  of any one or more
         Oppenheimer  funds by  retirement  plans that have $10  million or more in plan  assets and that have  entered  into a special agreement with the  Distributor  and by retirement  plans which are part of a retirement  plan product or platform  offered by certain banks,  broker-dealers,  financial  advisors,  insurance  companies or recordkeepers which have entered into a special agreement with the Distributor.  The Distributor  currently pays dealers of record  concessions in an amount equal to 0.25% of the  purchase  price of Class A shares by those  retirement  plans  from its own  resources  at the time of sale,  subject  to certain  exceptions as described in the  Statement of Additional  Information.  There is no contingent  deferred  sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share  without an initial  sales  charge.  However,  if
Class B shares are redeemed  within 6 years of the  beginning of the calendar  month of their  purchase,  a contingent  deferred  sales charge  will be deducted  from the  redemption  proceeds.  The Class B  contingent  deferred  sales  charge is paid to  compensate  the
Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the  contingent  deferred  sales  charge will depend on the number of years  since you  invested  and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

------------------------------------------------------------ ---------------------------------------------------------

                                                             Contingent Deferred Sales Charge on Redemptions in That
Years Since Beginning of Month in Which Purchase Order was                             Year
                         Accepted                                       (As % of Amount Subject to Charge)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
                           0 - 1                                                       5.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
                           1 - 2                                                       4.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
                           2 - 3                                                       3.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
                           3 - 4                                                       3.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
                           4 - 5                                                       2.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
                           5 - 6                                                       1.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
                      6 and following                                                  None
------------------------------------------------------------ ---------------------------------------------------------
In the table, a "year" is a 12-month  period.  In applying the contingent  deferred sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic  Conversion  of Class B Shares.  Class B shares  automatically  convert to Class A shares 72 months after you purchase  them.
         This conversion  feature  relieves Class B shareholders  of the asset-based  sales charge that applies to Class B shares under the Class B Distribution  and Service Plan,  described  below.  The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is  imposed.  When any Class B shares you hold  convert,  any other  Class B shares that were acquired by the  reinvestment  of dividends and  distributions  on the converted  shares will also convert to
         Class A shares. For further  information on the conversion  feature and its tax implications,  see "Class B Conversion" in the
         Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES?  Class C shares are sold at net asset value per share  without an initial  sales  charge.  However,  if
Class C shares are  redeemed  within a holding  period of 12 months from the  beginning  of the  calendar  month of their  purchase,  a contingent  deferred sales charge of 1.0% will be deducted from the redemption  proceeds.  The Class C contingent deferred sales charge is paid to compensate the  Distributor for its expenses of providing  distribution-related  services to the Fund in connection with the sale of Class C shares.

How Can You Buy Class N Shares? Class N shares are offered only through retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or through group retirement plans (which do not include
IRAs and 403(b) plans) that have assets of  $500,000 or more or 100 or more eligible participants.  See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

         A contingent deferred sales charge of 1.00% will be imposed upon the redemption of Class N shares, if:
o        The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any
              Oppenheimer fund, or
o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement  plans that offer  Class N shares may impose  charges on plan  participant  accounts.  The  procedures  for buying, selling,  exchanging  and  transferring  the Fund's other  classes of shares  (other than the time those orders must be received by the
Distributor or Transfer Agent in Colorado) and the special account  features  applicable to purchasers of those other classes of shares described  elsewhere in this  prospectus do not apply to Class N shares  offered  through a group  retirement  plan.  Instructions  for purchasing  redeeming,  exchanging or  transferring  Class N shares offered  through a group  retirement  plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Distribution and Service Plan for Class A Shares.  The Fund has adopted a Distribution  and Service Plan for Class A shares.  Under the plan the Fund  currently  pays an  asset-based  sales  charge to the  Distributor  at an annual rate equal to 0.15% of average annual net assets  representing  Class A shares  purchased  before  September 1, 1993,  and 0.10% of average annual net assets representing  Class A shares purchased on or after that date (the Board of Directors can set this rate up to 0.25%).  The Fund also pays a service  fee to the  Distributor  of 0.25% of the  average  annual net assets of Class A shares.  The  Distributor currently uses all of the service fee and the  asset-based  sales charge to pay dealers,  brokers,  banks and other  financial institutions  quarterly  for providing  personal  service and  maintenance  of accounts of their  customers  that hold Class A shares.

Distribution  and Service  Plans for Class B, Class C and Class N Shares.  The Fund has  adopted  Distribution  and  Service  Plans for
         Class B, Class C and Class N shares to pay the  Distributor  for its services and costs in  distributing  Class B, Class C and
         Class N shares and servicing  accounts.  Under the plans, the Fund pays the Distributor an annual  asset-based sales charge of
         0.75% per year on Class B shares and Class C shares and the Fund pays the  Distributor an annual  asset-based  sales charge of
         0.25% per year on Class N shares.  The Distributor also receives a service fee of 0.25% per year under each plan.

         The  asset-based  sales charge and service fees increase  Class B and Class C expenses by 1.00% and increase  Class N expenses by up to 0.50% of the net assets per year of the  respective  class.  Because  these fees are paid out of the Fund's assets on an on-going  basis,  over time these fees will increase the cost of your  investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate  dealers for providing  personal  services for accounts that hold Class B,
         Class C or Class N shares.  The  Distributor  pays the 0.25%  service  fees to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year, the  Distributor  pays the service fees to dealers on a quarterly  basis.  The  Distributor  retains the service fees for  accounts  for which it renders the  required  personal services.

         The  Distributor  currently  pays sales  concessions  of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale.  Including  the advance of the service fee,  the total  amount paid by the  Distributor  to the dealer at the time of sale of Class B shares is  therefore  4.00% of the  purchase  price,  subject to certain  exceptions  as described in the Statement of Additional Information.  The Distributor retains the Class B asset-based sales charge.

         The  Distributor  currently  pays sales  concessions  of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale.  Including  the advance of the service fee,  the total  amount paid by the  Distributor  to the dealer at the time of sale of Class C shares is  therefore  1.00% of the  purchase  price,  subject to certain  exceptions  as described in the  Statement  of  Additional  Information.  The  Distributor  pays the  asset-based  sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.

         The  Distributor  currently  pays sales  concessions  of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale.  Including  the advance of the service fee,  the total  amount paid by the  Distributor  to the dealer at the time of sale of Class N shares is  therefore  1.00% of the  purchase  price,  subject to certain  exceptions  as described in the  Statement  of  Additional  Information.  The  Distributor  retains the  asset-based  sales charge on Class N shares.

Special Investor Services

ACCOUNTLINK.  You can use our  AccountLink  feature  to link  your Fund  account  with an  account  at a U.S.  bank or other  financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:

     o   transmit  funds  electronically  to  purchase  shares by  telephone  (through a service  representative  or by  PhoneLink)  or automatically under Asset Builder Plans, or
     o   have the Transfer  Agent send  redemption  proceeds or transmit  dividends  and  distributions  directly to your bank account.
         Please call the Transfer Agent for more information.

         You may  purchase  shares by  telephone  only after your  account has been  established.  To purchase  shares in amounts up to
$250,000 through a telephone  representative,  call the Distributor at  1.800.852.8457.  The purchase payment will be debited from your bank account.

         AccountLink  privileges  should be requested on your  Application  or your dealer's  settlement  instructions  if you buy your shares through a dealer.  After your account is established,  you can request  AccountLink  privileges by sending  signature-guaranteed instructions to the Transfer Agent.  AccountLink  privileges will apply to each shareholder  listed in the registration on your account as well as to your dealer  representative  of record unless and until the Transfer Agent receives written  instructions  terminating or changing those privileges.  After you establish  AccountLink for your account,  any change of bank account  information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone  system that enables  shareholders  to perform a number of account transactions  automatically using a touch-tone phone. PhoneLink may be used on already-established  OppenheimerFunds  account after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1.800.533.3310.

Purchasing  Shares.  You may purchase shares in amounts up to $100,000 by phone, by calling  1.800.533.3310.  You must have established
         AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares.  You can redeem shares by telephone  automatically  by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS BY FAX? You may send requests for certain types of account  transactions to the Transfer Agent by fax (telecopier).  Please call  1.800.525.7048 for information about which transactions may be handled this way.  Transaction  requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS   INTERNET  WEBSITE.  You  can  obtain  information  about  the  Fund,  as  well  as  your  account  balance,  on  the
OppenheimerFunds Internet website, at  HTTP://WWW.OPPENHEIMERFUNDS.COM.  Additionally,  shareholders listed in the account registration
                                       -------------------------------
(and the dealer of record) may request  certain  account  transactions  through a special  section of that web site. To perform account transactions,  or obtain  account  information  online,  you must first obtain a user I.D. and password on that website.  If you do not want to have Internet account  transaction  capability for your account,  please call the Transfer Agent at  1.800.525.7048.  At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional
Information for details.

REINVESTMENT  PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund,  you have up to 6 months to reinvest all or part of the redemption  proceeds in Class A shares of the Fund or other  Oppenheimer  funds without paying a sales charge.  This privilege  applies  only to Class A shares that you  purchased  subject to an initial  sales charge and to Class A or Class B shares on which you paid a  contingent  deferred  sales  charge  when you  redeemed  them.  This  privilege  does not apply to Class C or Class N shares.  You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT  PLANS.  You may buy shares of the Fund for your  retirement  plan account.  If you  participate in a plan sponsored by your employer,  the plan  trustee or  administrator  must buy the shares for your plan  account.  The  Distributor  also  offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs, SIMPLE IRAs, rollover IRAs and Education IRAs.
SEP-IRAs.  These are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.
403(b)(7)  Custodial  Plans.  These are tax  deferred  plans for  employees  of  eligible  tax-exempt  organizations,  such as schools, hospitals and charitable organizations.
401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell  (redeem)  some or all of your shares on any regular  business  day.  Your shares will be sold at the next net asset value calculated  after your order is received in proper form (which means that it must comply with the  procedures  described  below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by using the Fund's  checkwriting  privilege or by telephone.  You can also set up Automatic  Withdrawal  Plans to redeem shares on a regular basis. If you have questions about any of these procedures,  and especially if you are redeeming shares in a special  situation,  such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.525.7048, for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem $100,000 or more and receive a check
     o   The redemption check is not payable to all shareholders listed on the account statement
     o   The redemption check is not sent to the address of record on your account statement
     o   Shares are being transferred to a Fund account with a different owner or name
     o   Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your  Signature  Guaranteed?  The Transfer  Agent will accept a guarantee of your signature by a number of financial institutions, including:
     o   a U.S. bank, trust company, credit union or savings association,
     o   a foreign bank that has a U.S. correspondent bank,
     o   a U.S. registered dealer or broker in securities, municipal securities or government securities, or
     o   a U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a corporation,  partnership  or other  business or as a fiduciary,  you must also include your title in the signature.

Retirement  Plan  Accounts.  There are special  procedures to sell shares in an  OppenheimerFunds  retirement  plan  account.  Call the
         Transfer Agent for a distribution  request form.  Special income tax  withholding  requirements  apply to  distributions  from retirement  plans.  You must submit a withholding  form with your redemption  request to avoid delay in getting your money and if you do not want tax withheld.  If your employer  holds your  retirement  plan account for you in the name of the plan,  you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending  Redemption  Proceeds by Wire.  While the Fund normally sends your money by check,  you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial  bank that is a member of the Federal  Reserve  wire system.  The minimum  redemption  you can have sent by wire is $2,500.  There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.852.8457.

HOW DO YOU SELL SHARES BY MAIL?   Write a letter of instructions that includes:
     o   Your name
     o   The Fund's name
     o   Your Fund account number (from your account statement)
     o   The dollar amount or number of shares to be redeemed
     o   Any special payment instructions
     o   Any share certificates for the shares you are selling
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270                                  Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer  representative of record may also sell your shares by telephone.  To receive the redemption  price  calculated on a particular  regular  business day, your call must be received by the Transfer Agent by the close of The New York Stock  Exchange  that day,  which is normally  4:00 P.M.,  but may be earlier on some days.  You may not redeem  shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.

     o   To redeem shares through a service representative, call 1.800.852.8457
     o   To redeem shares automatically on PhoneLink, call 1.800.533.3310

         Whichever  method you use,  you may have a check sent to the  address on the  account  statement,  or, if you have linked your
Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

o        Telephone  Redemptions  Paid by Check.  Up to $100,000  may be redeemed by telephone  in any 7-day  period.  The check must be payable to all owners of record of the shares and must be sent to the address on the account  statement.  This service is not available within 30 days of changing the address on an account.

o        Telephone  Redemptions Through  AccountLink or By Wire. There are no dollar limits on telephone  redemption proceeds sent to a bank  account  designated  when you  establish  AccountLink.  Normally  the ACH transfer to your bank is initiated on the business day after the  redemption.  You do not receive  dividends on the proceeds of the shares you redeemed  while they are waiting to be transferred.

              If you have requested Federal Funds wire privileges for your account,  the wire of the redemption  proceeds will normally be transmitted on the next bank business day after the shares are redeemed.  There is a possibility  that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption  proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmission by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER?  The Distributor  has made  arrangements to repurchase Fund shares from dealers and brokers on behalf of their  customers.  Brokers or  dealers  may charge  for that  service.  If your  shares are held in the name of your dealer, you must redeem them through your dealer.

HOW  CONTINGENT  DEFERRED SALES CHARGES AFFECT  REDEMPTIONS.  If you purchase  shares subject to a Class A, Class B, Class C or Class N contingent  deferred  sales charge and redeem any of those shares during the  applicable  holding  period for the class of shares,  the contingent  deferred  sales charge will be deducted from the  redemption  proceeds  (unless you are eligible for a waiver of that sales charge based on the categories  listed in Appendix C to the Statement of Additional  Information)  and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.

         With respect to Class N shares, a 1.0% contingent deferred sales charge will be imposed if:

o        The  retirement  plan (not  including  IRAs and 403(b)  plans) is terminated  or Class N shares of all  Oppenheimer  funds are terminated  as an  investment  option of the plan and Class N shares are  redeemed  within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or,

o        With  respect to an  individual  retirement  plan or 403(b) plan,  Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed  shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

     o   the amount of your account value represented by an increase in net asset value over the initial purchase price,
     o   shares purchased by the reinvestment of dividends or capital gains distributions, or
     o   shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

         Contingent  deferred  sales  charges  are not charged  when you  exchange  shares of the Fund for shares of other  Oppenheimer funds.  However,  if you exchange them within the applicable  contingent  deferred sales charge holding period, the holding period will carry  over to the fund whose  shares you  acquire.  Similarly,  if you  acquire  shares of this Fund by  exchanging  shares of another
Oppenheimer  fund that are still subject to a contingent  deferred sales charge holding period,  that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund can be purchased by exchanging  shares of other  Oppenheimer  funds on the same basis. To exchange shares,  you must meet several conditions:

     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The prospectuses of both funds must offer the exchange privilege.
     o   You must hold the shares you buy when you establish your account for at least 7 days before you can exchange  them.  After the account is open 7 days, you can exchange shares every regular business day.
     o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
     o   Before exchanging into a fund, you must obtain and read its prospectus.

         Shares  of a  particular  class of the Fund may be  exchanged  only for  shares  of the same  class in the  other  Oppenheimer funds.  For  example,  you can  exchange  Class A shares of this Fund only for Class A shares of another  fund.  In some  cases,  sales charges may be imposed on exchange  transactions.  For tax purposes,  exchanges of shares  involve a sale of the shares of the fund you own and a purchase  of the shares of the other  fund,  which may result in a capital  gain or loss.  Please  refer to "How to  Exchange
Shares" in the Statement of Additional Information for more details.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written  Exchange  Requests.  Submit an  OppenheimerFunds  Exchange Request form,  signed by all owners of the account.  Send it to the
         Transfer Agent at the address on the back cover.  Exchanges of shares held under  certificates  cannot be processed unless the
         Transfer Agent receives the certificates with the request.

Telephone Exchange Requests.  Telephone exchange requests may be made either by calling a service representative at 1.800.852.8457,  or by using PhoneLink for automated  exchanges by calling  1.800.533.3310.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

     o   Shares are normally  redeemed from one fund and purchased from the other fund in the exchange  transaction on the same regular business day on which the Transfer Agent receives an exchange  request that conforms to the policies  described above. It must be received by the close of The New York Stock  Exchange  that day,  which is  normally  4:00 P.M.  but may be earlier on some days.  However,  either  fund may delay the  purchase  of shares of the fund you are  exchanging  into up to seven  days if it determines it would be disadvantaged by a same-day exchange.
     o   The interests of the Fund's long-term  shareholders  and its ability to manage its investments may be adversely  affected when its shares are  repeatedly  bought and sold in response to  short-term  market  fluctuations--also  known as "market  timing."
         When large dollar amounts are involved, the Fund may have difficulty  implementing  long-term investment  strategies,  because it cannot  predict how much cash it will have to invest.  Market timing also may force the Fund to sell  portfolio  securities at  disadvantageous  times to raise the cash needed to buy a market  timer's  Fund shares.  These  factors may hurt the Fund's performance and its  shareholders.  When the Manager believes  frequent  trading would have a disruptive  effect on the Fund's ability to manage its  investments,  the Manager and the Fund may reject  purchase  orders and exchanges  into the Fund by any person, group or account that the Manager believes to be a market timer.
     o   The Fund may amend,  suspend or terminate the exchange  privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
     o   If the  Transfer  Agent cannot  exchange  all the shares you request  because of a  restriction  cited above,  only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More  information  about the Fund's  policies and  procedures  for  purchasing,  redeeming  and  exchanging  shares is contained in the
Statement of Additional Information.

The  offering  of shares may be  suspended  during any  period in which the  determination  of net asset  value is  suspended,  and the offering may be suspended  by the Board of  Directors at any time the Board  believes it is in the Fund's best  interest to do
         so.

Telephone transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time.  The Fund will provide you notice  whenever it is required to do so by  applicable  law. If an account has more than one owner,  the Fund and the Transfer Agent may rely on the  instructions  of any one owner.  Telephone  privileges  apply to each owner of the account and the dealer  representative of record for the account unless the Transfer Agent receives  cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning  transactions  and has adopted other procedures to confirm that telephone  instructions are genuine,  by requiring callers to provide tax  identification  numbers and other account data or by using PINs,  and by confirming  such  transactions  in writing.  The Transfer  Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer  requests  will not be honored until the Transfer  Agent  receives all required  documents in proper form.  From time to time,  the Transfer  Agent in its  discretion may waive certain of the  requirements  for  redemptions  stated in this
         Prospectus.

Dealers that can perform  account  transactions  for their  clients by  participating  in  NETWORKING  through the National  Securities
         Clearing  Corporation  are  responsible  for  obtaining  their  clients'  permission to perform  those  transactions,  and are responsible  to their  clients  who are  shareholders  of the Fund if the  dealer  performs  any  transaction  erroneously  or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio  fluctuates.  The redemption  price,  which is the net asset value per share,  will  normally  differ for each class of shares.  The  redemption value of your shares may be more or less than their original cost.

Payment for redeemed  shares  ordinarily is made in cash. It is forwarded by check or by  AccountLink  (as elected by the  shareholder)
         within  seven  days after the  Transfer  Agent  receives  redemption  instructions  in proper  form.  However,  under  unusual circumstances  determined  by the  Securities  and  Exchange  Commission,  payment may be delayed or  suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently  purchased shares,  but only until the purchase  payment has cleared.  That delay may be as much as 10 days from the date the shares were  purchased.  That delay may be  avoided  if you  purchase  shares by  Federal  Funds wire or  certified  check,  or arrange  with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary  redemptions  of small  accounts may be made by the Fund if the account  value has fallen below $500 for reasons other than the fact that the  market  value of  shares  has  dropped.  In some  cases  involuntary  redemptions  may be made to repay the
         Distributor for losses from the cancellation of share purchase orders.

Shares  may be  "redeemed  in  kind"  under  unusual  circumstances  (such  as a lack of  liquidity  in the  Fund's  portfolio  to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.

"Backup  withholding" of federal income tax may be applied against taxable dividends,  distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct,  certified  Social  Security or Employer  Identification  Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid  sending  duplicate  copies of  materials  to  households,  the Fund will mail only one copy of each  prospectus,  annual  and semi-annual  report and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The  consolidation  of these  mailings,  called  householding,  benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials,  you may call the Transfer Agent at  1.800.525.7048.  You may also notify the Transfer Agent in writing.  Individual  copies of  prospectuses  and reports and privacy notices will be sent to you commencing 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare  dividends  separately for each class of shares from net  investment  income on an annual basis and to pay them to shareholders in December,  on a date selected by the Board of Directors.  Dividends and distributions  paid on Class
A shares will  generally be higher than  dividends for Class B, Class C and Class N shares,  which  normally have higher  expenses than
Class A shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio  securities.  If it does, it may make  distributions  out of any net short-term or long-term capital gains in December of each year. The Fund may make  supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains  distributions in a particular year.

WHAT ARE YOUR CHOICES FOR RECEIVING  DISTRIBUTIONS?  When you open your account,  specify on your  application  how you want to receive your dividends and distributions.  You have four options:

Reinvest All  Distributions in the Fund. You can elect to reinvest all dividends and capital gains  distributions in additional  shares of the Fund.

Reinvest  Dividends or Capital  Gains Only.  You can elect to reinvest  some  distributions  (dividends,  short-term  capital  gains or long-term  capital gains  distributions) in the Fund while receiving other types of distributions by check or having them sent to your bank account through AccountLink.

Receive All  Distributions  in Cash.  You can elect to receive a check for all dividends and capital gains  distributions  or have them sent to your bank through AccountLink.

Reinvest Your  Distributions in Another  OppenheimerFunds  Account.  You can reinvest all  distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES.  If your shares are not held in a tax-deferred  retirement  account,  you should be aware of the following tax  implications  of investing  in the Fund.  Distributions  are subject to federal  income tax and may be subject to state or local taxes.  Dividends  paid from short-term capital gains and net investment income are taxable as ordinary income.  Long-term capital gains are taxable as long-term  capital gains when  distributed to shareholders.  It does not matter how long you have held your shares.  Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         If more than 50% of the Fund's  assets are invested in foreign  securities  at the end of any fiscal year,  the Fund may elect under the Internal  Revenue Code to permit  shareholders  to take a credit or deduction on their federal  income tax return for foreign taxes paid by the Fund.

         Every year the Fund will send you and the IRS a statement  showing the amount of any taxable  distribution you received in the previous year. Any long-term  capital gains will be separately  identified in the tax  information  the Fund sends you after the end of the calendar year.

Avoid  "Buying a Dividend."  If you buy shares on or just before the  ex-dividend  date or just before the Fund declares a capital gain distribution,  you will pay the full price for the shares and then  receive a portion of the price back as a taxable  dividend or capital gain.

Remember,  There May be Taxes on  Transactions.  Because the Fund's  share price  fluctuates,  you may have a capital gain or loss when you sell or exchange  your  shares.  A capital  gain or loss is the  difference  between the price you paid for the shares and the price you received when you sold them.  Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases,  distributions  made by the Fund may be considered a non-taxable  return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

         This  information is only a summary of certain  federal  personal  income tax information  about your  investment.  You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial  Highlights  Table is presented to help you  understand  the Fund's  financial  performance  for the past 5 fiscal years.
Certain  information  reflects  financial  results for a single Fund share.  The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Fund  (assuming  reinvestment  of all dividends and  distributions).  The information for fiscal year 2000 and 2001 has been audited by KPMG LLP, the Fund's independent  auditors,  whose report, along with the
Fund's  financial  statements,  is  included in the  Statement  of  Additional  Information,  which is  available  on request.  Another accounting firm audited the information for the fiscal years prior to 2000.
FINANCIAL HIGHLIGHTS Class A Year Ended November 30, 2001 2000 1999 1998 1997 =================================================================================================== Per Share Operating Data Net asset value, beginning of period $17.93 $22.05 $19.37 $18.50 $16.48 ----------------------------------------------------------------------------------------------------- Income (loss)from investment operations: Net investment income (loss) .02 .10 (.02) .03 .03 Net realized and unrealized gain (loss) (1.62) .24 3.90 1.63 2.55 ----------------------------------------------------- Total income (loss)from investment operations (1.60) .34 3.88 1.66 2.58 ----------------------------------------------------------------------------------------------------- Dividends and/or distributions to shareholders: Dividends from net investment income - (.22) - (.03) (.01) Dividends in excess of net investment income - - (.09) - - Distributions from net realized gain (1.57) (4.24) (1.11) (.76) (.55) ----------------------------------------------------- Total dividends and/or distributions to shareholders (1.57) (4.46) (1.20) (.79) (.56) ----------------------------------------------------------------------------------------------------- Net asset value, end of period $14.76 $17.93 $22.05 $19.37 $18.50 ===================================================== ===================================================================================================== Total Return, at Net Asset Value(1) (10.04)% 1.47% 21.64% 9.38% 16.24% ===================================================================================================== Ratios/Supplemental Data Net assets, end of period (in thousands) $238,882 $285,836 $346,067 $295,596 $267,636 ----------------------------------------------------------------------------------------------------- Average net assets (in thousands) $269,338 $325,539 $318,701 $291,554 $233,020 ----------------------------------------------------------------------------------------------------- Ratios to average net assets:(2) Net investment income (loss) 0.12% 0.47% (0.11)% 0.09% 0.17% Expenses 1.71% 1.70% 1.75% 1.76%(3) 1.73%(3) ----------------------------------------------------------------------------------------------------- Portfolio turnover rate 71% 104% 78% 59% 32% 1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 2. Annualized for periods of less than one full year. 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses. | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC. FINANCIAL HIGHLIGHTS Continued Class B Year Ended November 30, 2001 2000 1999 1998 1997 ===================================================================================================== Per Share Operating Data Net asset value, beginning of period $17.38 $21.50 $18.92 $18.14 $16.25 ----------------------------------------------------------------------------------------------------- Income (loss)from investment operations: Net investment loss (.08) (.02) (.13) (.06) (.04) Net realized and unrealized gain (loss) (1.55) .25 3.82 1.60 2.48 ----------------------------------------------------- Total income (loss)from investment operations (1.63) .23 3.69 1.54 2.44 ----------------------------------------------------------------------------------------------------- Dividends and/or distributions to shareholders: Dividends from net investment income - (.11) - - - Dividends in excess of net investment income - - -(1) - - Distributions from net realized gain (1.57) (4.24) (1.11) (.76) (.55) ----------------------------------------------------- Total dividends and/or distributions to shareholders (1.57) (4.35) (1.11) (.76) (.55) ----------------------------------------------------------------------------------------------------- Net asset value, end of period $14.18 $17.38 $21.50 $18.92 $18.14 ===================================================== ===================================================================================================== Total Return, at Net Asset Value(2) (10.57)% 0.91% 21.05% 8.89% 15.61% ===================================================================================================== Ratios/Supplemental Data Net assets, end of period (in thousands) $93,590 $114,765 $143,632 $129,071 $98,457 ----------------------------------------------------------------------------------------------------- Average net assets (in thousands) $105,464 $128,686 $134,690 $118,617 $67,317 ----------------------------------------------------------------------------------------------------- Ratios to average net assets:(3) Net investment loss (0.48)% (0.09)% (0.61)% (0.41)% (0.34)% Expenses 2.31% 2.24% 2.25% 2.27%(4) 2.24%(4) ----------------------------------------------------------------------------------------------------- Portfolio turnover rate 71% 104% 78% 59% 32% 1. Less than $0.005 per share. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 3. Annualized for periods of less than one full year. 4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses. | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC. Class C Year Ended November 30, 2001 2000 1999 1998 1997 ===================================================================================================== Per Share Operating Data Net asset value, beginning of period $17.33 $21.46 $18.89 $18.11 $16.22 ----------------------------------------------------------------------------------------------------- Income (loss)from investment operations: Net investment loss (.07) (.02) (.12) (.06) (.03) Net realized and unrealized gain (loss) (1.55) .25 3.80 1.60 2.47 ----------------------------------------------------- Total income (loss)from investment operations (1.62) .23 3.68 1.54 2.44 ----------------------------------------------------------------------------------------------------- Dividends and/or distributions to shareholders: Dividends from net investment income - (.12) - - - Dividends in excess of net investment income - - -(1) - - Distributions from net realized gain (1.57) (4.24) (1.11) (.76) (.55) ----------------------------------------------------- Total dividends and/or distributions to shareholders (1.57) (4.36) (1.11) (.76) (.55) ----------------------------------------------------------------------------------------------------- Net asset value, end of period $14.14 $17.33 $21.46 $18.89 $18.11 ===================================================== ===================================================================================================== Total Return, at Net Asset Value(2) (10.54)% 0.91% 21.02% 8.90% 15.64% ===================================================================================================== Ratios/Supplemental Data Net assets, end of period (in thousands) $39,429 $45,179 $57,925 $51,060 $38,769 ----------------------------------------------------------------------------------------------------- Average net assets (in thousands) $42,552 $51,539 $52,348 $47,322 $26,735 ----------------------------------------------------------------------------------------------------- Ratios to average net assets:(3) Net investment loss (0.48)% (0.10)% (0.61)% (0.41)% (0.34)% Expenses 2.31% 2.24% 2.25% 2.27%(4) 2.24%(4) ----------------------------------------------------------------------------------------------------- Portfolio turnover rate 71% 104% 78% 59% 32% 1. Less than $0.005 per share. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 3. Annualized for periods of less than one full year. 4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses. | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC. FINANCIAL HIGHLIGHTS Continued Period Ended Class N November 30, 2001(1) ====================================================================== Per Share Operating Data Net asset value, beginning of period $16.58 ---------------------------------------------------------------------- Income (loss)from investment operations: Net investment income -(2) Net realized and unrealized gain (loss) (1.82)

Total income (loss)from investment operations (1.82) ---------------------------------------------------------------------- Dividends and/or distributions to shareholders: Dividends from net investment income - Dividends in excess of net investment income - Distributions from net realized gain - --------- Total dividends and/or distributions to shareholders - ---------------------------------------------------------------------- Net asset value, end of period $14.76 ========= ====================================================================== Total Return at Net Asset Value(3) (10.98)% ====================================================================== Ratios/Supplemental Data Net assets, end of period (in thousands) $522 ---------------------------------------------------------------------- Average net assets (in thousands) $275 ---------------------------------------------------------------------- Ratios to average net assets:(4) Net investment loss (0.05)% Expenses 1.81% ---------------------------------------------------------------------- Portfolio turnover rate 71% 1. For the period from March 1, 2001 (inception of offering)to November 30, 2001. 2. Less than $0.005 per share. 3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 4. Annualized for periods of less than one full year. | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

INFORMATION AND SERVICES

For More Information On Oppenheimer Quest Global Value Fund, Inc.: The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund’s investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund’s investments and performance is available in the Fund’s Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund’s privacy policy and other information about the Fund or your account:

------------------------------------------------------------ --------------------------------------------------------- By Telephone: Call OppenheimerFunds Services toll-free:

1.800.525.7048

------------------------------------------------------------ --------------------------------------------------------- ------------------------------------------------------------ --------------------------------------------------------- By Mail: Write to: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270 ------------------------------------------------------------ --------------------------------------------------------- ------------------------------------------------------------ --------------------------------------------------------- On the Internet: You can send us a request by e-mail or read or download documents on the OppenheimerFunds web site: HTTP://WWW.OPPENHEIMERFUNDS.COM ------------------------------- ------------------------------------------------------------ ---------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090, Reports and other information about the Fund are available on the EDGAR database on the SEC’s Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC’s e-mail address: publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by: OppenheimerFunds Distributor, Inc. The Fund's SEC File No. is 811-06105 PR0254.001.0202 Printed on recycled paper.
Appendix to Prospectus of
Oppenheimer Quest Global Value Fund, Inc.

         Graphic  Material  included in the  Prospectus  of  Oppenheimer  Quest Global Value Fund,  Inc. (the "Fund") under the heading
"Annual Total Returns (Class A) (as of 12/31 each year)":

         A bar chart will be included in the  Prospectus of the Fund  depicting the annual total returns of a  hypothetical  investment in Class A shares of the Fund since inception  (6/30/90) without deducting sales charges.  Set forth below are the relevant data points that will appear on the bar chart.

------------------------------------------ ----------------------------------------
           Calendar Year Ended                      Annual Total Returns
------------------------------------------ ----------------------------------------
------------------------------------------ ----------------------------------------
                12/31/01                                   -14.06%
------------------------------------------ ----------------------------------------
------------------------------------------ ----------------------------------------
                12/31/00                                    2.21%
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                12/31/99                                   24.99%
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------------------------------------------ ----------------------------------------
                12/31/98                                   12.31%
------------------------------------------ ----------------------------------------
------------------------------------------ ----------------------------------------
                12/31/97                                   14.61%
------------------------------------------ ----------------------------------------
------------------------------------------ ----------------------------------------
                12/31/96                                   16.29%
------------------------------------------ ----------------------------------------
------------------------------------------ ----------------------------------------
                12/31/95                                   20.75%
------------------------------------------ ----------------------------------------
------------------------------------------ ----------------------------------------
                12/31/94                                    3.41%
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------------------------------------------ ----------------------------------------
                12/31/93                                   25.42%
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                12/31/92                                    1.79%
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